Additional Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2017
Additional Financial Information
Number of customers exceeding threshold for significance	0	0	0
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)	10.00%	10.00%	10.00%
Workforce Subject to Collective Bargaining Arrangements [Member]
Concentration Risk [Line Items]
Approximate number of persons employed at a point in time				268,000
Percentage of employees represented by CWA, IBEW, or other unions	48%
Workforce Subject to Collective Bargaining Arrangements [Member] | Mobility [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage	20,000
Relevant union contract expiration year	2017
Workforce Subject to Collective Bargaining Arrangements [Member] | Southwest and Midwest Wireline [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage	25,000
Relevant union contract expiration year	2017
Workforce Subject to Collective Bargaining Arrangements [Member] | Expired Contract [Member] | West Wireline [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage	15,000
Relevant union contract expiration year	April-2016
Workforce Subject to Collective Bargaining Arrangements [Member] | Ratified Agreement [Member] | DIRECTV [Member]
Concentration Risk [Line Items]
Percentage of employees represented by CWA, IBEW, or other unions	70%
Number of employees under contracts where union may call a work stoppage	11,000
Relevant union contract expiration year	2017 - 2020